RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Fortress's Ownership in Fortress Operating Group) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Net Income (Loss) Attributable to Class A Shareholders	$ 100,966	$ 200,447	$ 78,284
Transfers (to) from the Principals' and Others' Interests:
Increase in Fortress’s shareholders’ equity for the conversion of Fortress Operating Group units by the Principals and a former senior employee	0	10,143	22,166
Increase in Fortress’s shareholders’ equity for the purchase of Fortress Operating Group units from one Principal	0	0	44,242
Increase in Fortress’s shareholders’ equity for the delivery of Class A shares primarily in connection with vested RSUs and RPUs	5,835	14,005	14,769
Increase in Fortress's shareholders' equity for the public offering of Class A shares and repurchase of Class B shares and FOGUs	53,510	0	0
Decrease in Fortress's shareholders' equity for the repurchase and cancellation of Class A shares and FOGUs	(101,156)	0	0
Change from net income (loss) attributable to Fortress and transfers (to) from Principals’ and Others' Interests	$ 59,155	$ 224,595	$ 159,461